Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000108850
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $15,619
Account Value	$ 15,619	$ 14,237	$ 13,043	$ 14,327	$ 12,370	$ 11,114	$ 10,432	$ 10,227	$ 9,201	$ 9,245	$ 9,425
C000108851
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $15,379
Account Value	$ 15,379	14,124	13,037	14,428	12,548	11,364	10,743	10,608	9,617	9,744	10,000
C000108852
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,719,600
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,950
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $33,950
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $3,395,000
Account Value	$ 3,395,000	2,459,900	2,233,400	2,615,500	1,830,100	1,668,100	1,459,100	1,359,300	1,099,400	1,052,000	1,000,000
HFRX® Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equity Hedge Index $14,025
Account Value	$ 14,025	12,559	12,205	12,629	10,442	10,595	10,268	10,584	9,649	9,904	10,000
HFRX® Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equity Hedge Index $14,025
Account Value	$ 14,025	12,559	12,205	12,629	10,442	10,595	10,268	10,584	9,649	9,904	10,000
HFRX® Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equity Hedge Index $1,402,500
Account Value	$ 1,402,500	$ 1,255,900	$ 1,220,500	$ 1,262,900	$ 1,044,200	$ 1,059,500	$ 1,026,800	$ 1,058,400	$ 964,900	$ 990,400	$ 1,000,000